Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 44	$ 41	$ 32
Defined Contribution Plan, Cost Recognized	16	19	17
Allocated Share-based Compensation Expense	12	13	11
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,400	1,500
Defined Benefit Plan, Funded Status of Plan	(143)	(478)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	213	331
Defined Benefit Plan, Funded Status of Plan	(12)	(156)
Defined Benefit Plan, Net Periodic Benefit Cost	$ (4)	$ 4	$ (2)